STOCKHOLDERS' EQUITY (Details) - Restricted stock activity - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (Details) - Restricted stock activity [Line Items]
Restricted shares issued as of January 1, 2013	269,133	269,133
Granted
Total Restricted Shares Issued	269,133	269,133
Vested at December 31, 2014	(225,514)
Unvested restricted shares as of December 31, 2014	43,619